Fees Summary	Mar. 07, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	69,113
Total Transaction Valuation	451,420,112
Total Offset Amount	0
Net Fee	$ 69,113